Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 135,126	¥ 986,323	¥ 396,905	¥ 1,574,171
Restricted cash	71,320	520,588	577,121	517,364
Short-term Investments	220,928	1,612,619	2,996,527
Accounts receivable, net of allowance	98,120	716,206	693,110
Current contract assets	84,862	619,436	572,871
Total current assets	635,411	4,638,070	5,426,445
Non-current assets
Non-current contract assets	21,064	153,749	134,383
Intangible assets, net	20,962	153,011	177,407
Goodwill	11,063	80,751	80,751	¥ 3,420	¥ 3,420
Total non-current assets	248,735	1,815,595	722,218
Total assets	884,146	6,453,665	6,148,663
Current liabilities
Insurance premium payables	73,616	537,344	591,953
Accrued expenses and other current liabilities	96,452	704,035	597,684
Current lease liabilities	4,736	34,573	32,908
Total current liabilities	203,435	1,484,941	1,369,611
Total non-current liabilities	13,036	95,156	100,598
Total liabilities	216,471	1,580,097	1,470,209
Related Party
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)	1,454	10,616	9,509
VIE
Current assets
Cash and cash equivalents		210,351	119,319
Restricted cash		520,588	577,121
Short-term Investments		170,339	558,299
Accounts receivable, net of allowance		537,848	570,942
Current contract assets		614,036	570,621
Other current assets		129,909	151,491
Total current assets		2,183,071	2,547,793
Non-current assets
Non-current contract assets		149,855	133,318
Intangible assets, net		149,846	174,113
Deferred tax assets		27,028	24,190
Goodwill		80,751	80,751
Other non-current assets		39,426	32,438
Total non-current assets		446,906	444,810
Total assets		2,629,977	2,992,603
Current liabilities
Insurance premium payables		537,344	591,953
Accrued expenses and other current liabilities		534,932	490,698
Current lease liabilities		13,232	10,114
Total current liabilities		1,085,761	1,092,765
Total non-current liabilities		90,007	76,506
Total liabilities		1,175,768	1,169,271
VIE | Related Party
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)		¥ 253	¥ 0